Income tax (Tables)	12 Months Ended
Dec. 31, 2020
Income tax
Schedule of components of income tax expense

The components of income tax expense recognized in the consolidated statements of income are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2020	2019	2018
Current tax (benefit) expense	$3,832	4,126	$4,759
Deferred tax (benefit) expense for
Change in temporary differences	1,335	3,341	3,290
Tax loss and tax credit carried forward	393	(196)	247
Change in valuation allowance	4	4	9
Total deferred tax (benefit) expense	1,732	3,149	3,546
Total income tax (benefit) expense	$5,564	7,275	$8,305

Deferred tax (benefit) expense recognized in the consolidated statements of comprehensive income as a component of other comprehensive income (“OCI”) are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2020	2019	2018
Cash flow hedge derivative instruments	$262	389	$299
Deferred tax (benefit) expense recognized in OCI	$262	389	$299

Schedule of reconciliation of the income before tax at the statutory rate

The reconciliation of the income before tax at the statutory rate in the Marshall Islands to the actual income tax expense for each year is as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2020	2019	2018
Income before tax	$68,709	60,016	$85,927
At applicable statutory tax rate
Amount computed at corporate tax of 0%	—	—	—
Foreign tax rate differences	4,972	5,425	7,513
Permanent differences:
Amended tax return: reinstatement of tax loss carryforward	—	—	—
Tax audit or amended tax return: change in uncertain tax position	385	558	(41)
Non-deductible interest expense	571	1,477	875
Non-deductible withholding tax	625	717	838
Non-deductible loss on derivatives	(114)	120	—
Tax exemptions	(13)	(13)	(36)
Non-deductible other financial items	(106)	194	116
Other non-deductible costs	(18)	45	63
Tax credits	(742)	(1,252)	(1,032)
Adjustment for valuation allowance	4	4	9
Tax expense (benefit) for year	$5,564	7,275	$8,305

Schedule of deferred income tax assets (liabilities)

Deferred income tax assets (liabilities) are summarized as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2020	2019
Deferred tax assets:
Accrued liabilities and other payables	$124	$235
Derivative instruments	422	565
Other equipment	8	9
Tax credits carried forward	1,421	1,818
Tax loss carryforward	32	57
Valuation allowance	(32)	(57)

Deferred tax liabilities:
Accrued interest income	(4,575)	(4,123)
Accrued liabilities and other payables	(400)	(385)
Financing lease	(11,328)	(10,451)
Deferred tax assets (liabilities), net	$(14,328)	$(12,332)

Schedule of changes in the unrecognized tax benefits

	Year ended
	December 31,
(in thousands of U.S. dollars)	2020	2019	2018
Unrecognized tax benefits as of January 1,	$(2,283)	(1,725)	$(2,626)
Decrease related to prior year tax positions	—	—	434
Increase related to current year tax positions	(385)	(558)	(418)
Settlements	—	—	885
Unrecognized tax benefits as of December 31,	$(2,668)	(2,283)	$(1,725)